Stock-Based Compensation - Summary of Share-Based Payment Arrangement, Stock Appreciation Right, Activity (Detail)	3 Months Ended
Mar. 31, 2026 $ / shares shares
Time Vested [Member]
Schedule Of Share Based Compensation Stock Appreciation Rights Award Activity [Line Items]
Outstanding Balance, Units | shares	216,187
Outstanding Balance, Price | $ / shares	$ 200.16
Effect of Reorganization Transactions and IPO, Units | shares	(216,187)
Effect of Reorganization Transactions and IPO, Price | $ / shares	$ 200.16
Exchange of SOLV Energy Holdings LLC Equity Awards | shares	15,602,637
Exchange of SOLV Energy Holdings LLC Equity Awards, Price | $ / shares	$ 25
Forfeited in Period | shares	(13,728)
Forfeited in Period, Price | $ / shares	$ 25
Outstanding Balance, Units | shares	15,588,909
Outstanding Balance, Price | $ / shares	$ 25
Vested in Period | shares	9,593,243
Vested in Period, Price | $ / shares	$ 25
Performance Vested [Member]
Schedule Of Share Based Compensation Stock Appreciation Rights Award Activity [Line Items]
Outstanding Balance, Units | shares	123,953
Outstanding Balance, Price | $ / shares	$ 105.96
Effect of Reorganization Transactions and IPO, Units | shares	(123,953)
Effect of Reorganization Transactions and IPO, Price | $ / shares	$ 105.96
MOIC Vested [Member]
Schedule Of Share Based Compensation Stock Appreciation Rights Award Activity [Line Items]
Outstanding Balance, Units | shares	82,969
Outstanding Balance, Price | $ / shares	$ 106.09
Effect of Reorganization Transactions and IPO, Units | shares	(82,969)
Effect of Reorganization Transactions and IPO, Price | $ / shares	$ 106.09
Additional C Units [Member]
Schedule Of Share Based Compensation Stock Appreciation Rights Award Activity [Line Items]
Outstanding Balance, Units | shares	79,007
Outstanding Balance, Price | $ / shares	$ 261.48
Effect of Reorganization Transactions and IPO, Units | shares	(79,007)
Effect of Reorganization Transactions and IPO, Price | $ / shares	$ 261.48